SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility, minimum	76.61%	76.61%
Expected stock price volatility, maximum	95.87%	95.87%
Risk-free interest rate, minimum	1.52%	1.52%
Risk-free interest rate, maximum	3.14%	3.14%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 103.20	$ 102.00
Expected term (years)	5 years 2 months 8 days	5 years 2 months 8 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1,507.20	$ 1,507.20
Expected term (years)	10 years	10 years